Intangible Assets - Disclosure of Detailed Information about Movements in Carrying Amounts of Intangible Assets (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	$ 14,575	$ 13,012	$ 14,680
Additions	351	33,633	118
Amortisation	(178)	(231)	(306)
Impairment		(7,933)	(1,914)
Foreign exchange movements	(68)	(618)	434
Closing value	14,680	37,864	13,012
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	2,196	348	2,048
Additions		33	106
Amortisation	(148)	(29)	(163)
Impairment		(83)	(1,650)
Foreign exchange movements		(6)	7
Closing value	2,048	263	348
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	274	201	596
Additions	351	25,076	12
Amortisation	(30)	(202)	(143)
Impairment			(264)
Foreign exchange movements	1
Closing value	596	25,075	201
Brand [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	12,105	12,463	12,036
Additions		2,726
Amortisation
Impairment		(4,563)
Foreign exchange movements	(69)	(420)	427
Closing value	12,036	10,205	12,463
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year
Additions		5,798
Amortisation
Impairment		(3,287)
Foreign exchange movements		(192)
Closing value		$ 2,320